Leases - Supplementary Information (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)
Operating lease cost
Operating lease cost	$ 5	$ 7
Short-term lease cost	0	1
Total Lease cost	5	8
Lease, Other Information [Abstract]
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	5	8
Right-of-use assets obtained in exchange for operating lease liabilities during the period	$ 0	$ 1
Weighted-average remaining lease term in months	20 months	20 months
Weighted-average discount rate	13.00%	13.00%